SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
As of December 31, 2017 and June 30, 2018, share capital is composed of ordinary shares, as follows:

	Number of ordinary shares
	December 31,	June 30,
	2017	2018

Authorized share capital	250,000,000	250,000,000

Issued and paid-up share capital	105,063,437	108,029,516

	In USD and NIS
	December 31,	June 30,
	2017	2018

Authorized share capital (in NIS)	25,000,000	25,000,000

Issued and paid-up share capital (in NIS)	10,506,344	10,802,952

Issued and paid-up share capital (in USD)	2,836,139	2,919,910